Submission	Aug. 08, 2025
Submission [Line Items]
Central Index Key	0001178819
Registrant Name	Alamos Gold Inc.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A